UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (91.8%)(a)
	Shares	Value

Aerospace and defense (0.8%)

Huntington Ingalls Industries, Inc.	20,004	$1,104,621

Innovative Solutions & Support, Inc.	43,471	334,292

		1,438,913
Air freight and logistics (0.3%)

Park-Ohio Holdings Corp.(NON)	13,788	512,776

		512,776
Auto components (0.6%)

Stoneridge, Inc.(NON)	106,740	1,196,555

		1,196,555
Biotechnology (0.3%)

Insys Therapeutics, Inc.(NON)	43,819	483,762

		483,762
Capital markets (0.9%)

Cowen Group, Inc. Class A(NON)	308,054	951,887

Horizon Technology Finance Corp.(S)	60,957	854,617

		1,806,504
Chemicals (3.2%)

ADA-ES, Inc.(NON)	10,817	404,015

Cabot Corp.(S)	24,100	986,654

HB Fuller Co.	21,100	877,127

LSB Industries, Inc.(NON)	27,800	938,806

Minerals Technologies, Inc.	22,097	941,332

OM Group, Inc.(NON)	28,853	846,547

Omnova Solutions, Inc.(NON)	29,705	220,114

RPM International, Inc.	27,400	907,762

		6,122,357
Commercial banks (9.0%)

Bancorp, Inc. (The)(NON)	95,163	1,367,492

Eagle Bancorp, Inc.(NON)	38,390	864,159

Financial Institutions, Inc.	57,800	1,127,678

First Connecticut Bancorp, Inc.	30,100	428,624

First NBC Bank Holding Co.(NON)	38,278	961,543

First Niagara Financial Group, Inc.(S)	125,500	1,226,135

First of Long Island Corp. (The)	24,609	773,461

Independent Bank Group, Inc.(NON)	13,780	391,352

Investors Bancorp, Inc.(S)	65,872	1,302,948

Lakeland Financial Corp.	35,984	992,439

National Bank Holdings Corp. Class A	42,511	771,150

OFG Bancorp (Puerto Rico)(S)	101,700	1,808,226

Pacific Premier Bancorp, Inc.(NON)	96,000	1,133,760

Popular, Inc. (Puerto Rico)(NON)	42,420	1,272,600

State Bank Financial Corp.	58,400	903,448

Synovus Financial Corp.	329,700	903,378

Western Alliance Bancorp(NON)	56,100	824,670

		17,053,063
Commercial services and supplies (3.5%)

ACCO Brands Corp.(NON)(S)	135,450	968,468

Deluxe Corp.(S)	40,400	1,510,960

Ennis, Inc.	48,121	823,350

KAR Auction Services, Inc.	54,214	1,271,318

Performant Financial Corp.(NON)	111,207	1,226,613

Steelcase, Inc. Class A	63,027	872,294

		6,673,003
Communications equipment (2.1%)

Emcore Corp.(NON)(S)	181,400	620,388

Extreme Networks(NON)	290,280	1,033,397

Oplink Communications, Inc.(NON)	70,155	1,194,038

Polycom, Inc.(NON)	101,300	1,147,729

		3,995,552
Computers and peripherals (1.3%)

BancTec, Inc. 144A(F)(NON)	160,833	262,158

Datalink Corp.(NON)	90,938	1,042,149

Electronics for Imaging, Inc.(NON)(S)	45,200	1,260,628

		2,564,935
Construction and engineering (1.7%)

EMCOR Group, Inc.	21,300	846,675

Great Lakes Dredge & Dock Corp.(S)	134,700	1,118,010

Orion Marine Group, Inc.(NON)	91,800	1,102,518

UniTek Global Services, Inc.(NON)	47,848	90,911

		3,158,114
Construction materials (0.6%)

Caesarstone Sdot-Yam, Ltd. (Israel)(NON)	37,736	1,085,287

		1,085,287
Consumer finance (1.5%)

Encore Capital Group, Inc.(NON)(S)	42,540	1,517,402

Portfolio Recovery Associates, Inc.(NON)	8,600	1,309,522

		2,826,924
Containers and packaging (1.0%)

Greif, Inc. Class A(S)	18,700	974,270

Rock-Tenn Co. Class A	9,000	889,020

		1,863,290
Distributors (1.2%)

Core-Mark Holding Co., Inc.	21,666	1,282,411

VOXX International Corp.(NON)	92,800	1,031,936

		2,314,347
Diversified consumer services (0.8%)

Corinthian Colleges, Inc.(NON)(S)	194,400	505,440

Steiner Leisure, Ltd. (Bahamas)(NON)	18,500	939,615

		1,445,055
Diversified financial services (0.4%)

PHH Corp.(NON)	39,100	788,256

		788,256
Diversified telecommunication services (0.4%)

Cogent Communications Group, Inc.(S)	28,263	776,950

		776,950
Electric utilities (2.0%)

IDACORP, Inc.	18,600	878,478

Portland General Electric Co.	33,200	1,010,608

UIL Holdings Corp.(S)	21,395	833,549

UNS Energy Corp.	23,700	1,111,056

		3,833,691
Electrical equipment (0.5%)

General Cable Corp.(NON)	25,500	901,680

		901,680
Electronic equipment, instruments, and components (0.5%)

Electro Scientific Industries, Inc.	88,998	1,010,127

		1,010,127
Energy equipment and services (1.8%)

Key Energy Services, Inc.(NON)(S)	88,200	571,536

Matrix Service Co.(NON)	77,000	1,269,730

Pioneer Energy Services Corp.(NON)	90,125	629,073

Tidewater, Inc.	17,000	936,530

		3,406,869
Food and staples retail (1.0%)

Harris Teeter Supermarkets, Inc.(S)	18,400	864,800

Spartan Stores, Inc.	58,036	1,031,300

		1,896,100
Food products (1.0%)

Chiquita Brands International, Inc.(NON)	118,126	1,193,073

Post Holdings, Inc.(NON)	15,700	662,383

		1,855,456
Gas utilities (0.8%)

Southwest Gas Corp.	33,700	1,595,695

		1,595,695
Health-care equipment and supplies (0.3%)

Cutera, Inc.(NON)	62,059	583,975

		583,975
Health-care providers and services (4.3%)

Addus HomeCare Corp.(NON)	43,675	785,713

Centene Corp.(NON)	24,600	1,217,700

Chemed Corp.(S)	13,900	973,278

Ensign Group, Inc. (The)	42,100	1,518,547

PharMerica Corp.(NON)	63,000	983,430

Providence Service Corp. (The)(NON)	44,100	1,162,476

Triple-S Management Corp. Class B (Puerto Rico)(NON)	69,000	1,460,730

		8,101,874
Health-care technology (0.4%)

MedAssets, Inc.(NON)	49,200	806,880

		806,880
Hotels, restaurants, and leisure (0.5%)

Marriott Vacations Worldwide Corp.(NON)	22,210	982,793

		982,793
Household durables (1.5%)

La-Z-Boy, Inc.(S)	34,400	635,368

M/I Homes, Inc.(NON)(S)	48,428	1,203,436

Newell Rubbermaid, Inc.(S)	36,300	981,552

		2,820,356
Insurance (6.3%)

Allied World Assurance Co. Holdings AG	19,800	1,770,318

American Financial Group, Inc.	24,132	1,171,850

Amtrust Financial Services, Inc.(S)	14,630	483,229

Arch Capital Group, Ltd.(NON)(S)	14,200	727,182

Employers Holdings, Inc.	31,995	791,556

Health Insurance Innovations, Inc. Class A(NON)(S)	69,670	699,487

Maiden Holdings, Ltd. (Bermuda)	94,600	1,010,328

PartnerRe, Ltd.	14,600	1,323,490

Reinsurance Group of America, Inc. Class A	19,719	1,299,285

Stancorp Financial Group	21,600	981,288

Validus Holdings, Ltd.	47,113	1,701,250

		11,959,263
Internet software and services (1.8%)

Earthlink, Inc.	174,300	1,033,599

Perficient, Inc.(NON)	78,100	984,060

Web.com Group, Inc.(NON)(S)	67,497	1,416,762

		3,434,421
IT Services (1.5%)

Ciber, Inc.(NON)	190,526	777,346

Convergys Corp.(S)	51,400	933,938

Unisys Corp.(NON)	57,300	1,183,245

		2,894,529
Leisure equipment and products (0.6%)

Brunswick Corp.	31,700	1,064,169

		1,064,169
Machinery (2.4%)

Columbus McKinnon Corp.(NON)	49,000	1,036,350

Edwards Group, Ltd. ADR (United Kingdom)(NON)	111,341	869,573

Manitowoc Co., Inc. (The)(S)	38,100	800,481

Navistar International Corp.(NON)(S)	26,100	936,207

TriMas Corp.(NON)	26,300	848,175

		4,490,786
Media (0.9%)

Belo Corp. Class A	89,700	1,006,434

MDC Partners, Inc. Class A	45,300	798,639

		1,805,073
Metals and mining (2.1%)

Constellium NV Class A (France)(NON)	67,029	985,326

Globe Specialty Metals, Inc.(S)	72,800	893,256

Horsehead Holding Corp.(NON)(S)	97,900	1,126,829

Materion Corp.	34,852	1,038,590

		4,044,001
Multi-utilities (0.7%)

Avista Corp.	24,300	649,053

CMS Energy Corp.	27,900	751,905

		1,400,958
Oil, gas, and consumable fuels (4.6%)

Bill Barrett Corp.(NON)(S)	40,800	920,856

Energen Corp.(S)	26,500	1,436,035

EPL Oil & Gas, Inc.(NON)	31,400	956,130

EXCO Resources, Inc.(S)	80,800	656,904

Gulfport Energy Corp.(NON)	18,400	877,496

Kodiak Oil & Gas Corp.(NON)	82,400	723,472

Midstates Petroleum Co., Inc.(NON)	84,800	579,184

Scorpio Tankers, Inc. (Monaco)(NON)	114,818	1,089,623

SM Energy Co.	13,900	842,896

Swift Energy Co.(NON)(S)	56,100	760,716

		8,843,312
Paper and forest products (0.5%)

Domtar Corp. (Canada)	13,000	942,110

		942,110
Pharmaceuticals (1.0%)

Medicines Co. (The)(NON)	20,754	668,486

Questcor Pharmaceuticals, Inc.(S)	37,800	1,291,626

		1,960,112
Professional services (0.5%)

Kforce, Inc.(S)	62,100	924,669

		924,669
Real estate investment trusts (REITs) (7.4%)

American Assets Trust, Inc.	29,101	937,052

Campus Crest Communities, Inc.(S)	73,751	932,950

Colony Financial, Inc.	53,500	1,185,025

CYS Investments, Inc.	113,900	1,170,892

Education Realty Trust, Inc.	72,294	756,195

EPR Properties(S)	20,300	1,064,126

Healthcare Trust of America, Inc. Class A	58,200	668,718

iStar Financial, Inc.(NON)(S)	95,000	1,131,450

MFA Financial, Inc.	111,260	976,863

One Liberty Properties, Inc.	31,770	840,317

Piedmont Office Realty Trust, Inc. Class A(S)	38,800	736,812

RAIT Financial Trust(S)	119,900	919,633

Summit Hotel Properties, Inc.	169,414	1,672,116

Two Harbors Investment Corp.	104,300	1,150,429

		14,142,578
Real estate management and development (0.6%)

Forestar Group, Inc.(NON)	24,017	554,072

Howard Hughes Corp. (The)(NON)	5,400	537,840

		1,091,912
Road and rail (2.0%)

Quality Distribution, Inc.(NON)	109,600	998,456

Roadrunner Transportation Systems, Inc.(NON)	36,000	997,200

Ryder System, Inc.	13,600	857,344

Saia, Inc.(NON)	19,355	924,879

		3,777,879
Semiconductors and semiconductor equipment (4.4%)

Ambarella, Inc.(NON)(S)	72,067	1,165,323

Integrated Silicon Solutions, Inc.(NON)	118,900	1,286,498

Magnachip Semiconductor Corp. (South Korea)(NON)	59,100	1,093,350

Omnivision Technologies, Inc.(NON)	66,400	1,226,408

Photronics, Inc.(NON)(S)	117,100	893,473

RF Micro Devices, Inc.(NON)	235,100	1,297,752

Silicon Image, Inc.(NON)	230,500	1,403,745

		8,366,549
Software (1.3%)

Actuate Corp.(NON)	161,800	1,092,150

Mentor Graphics Corp.(S)	68,600	1,302,714

		2,394,864
Specialty retail (2.2%)

Express, Inc.(NON)	48,500	1,057,300

Lithia Motors, Inc. Class A(S)	22,500	1,172,025

Pep Boys - Manny, Moe & Jack (The)(NON)(S)	62,600	772,484

Sonic Automotive, Inc. Class A	55,800	1,270,566

		4,272,375
Textiles, apparel, and luxury goods (1.0%)

G-III Apparel Group, Ltd.(NON)	17,900	753,769

Skechers U.S.A., Inc. Class A(NON)(S)	50,500	1,136,250

		1,890,019
Thrifts and mortgage finance (4.6%)

Berkshire Hills Bancorp, Inc.	30,700	823,681

BofI Holding, Inc.(NON)(S)	30,382	1,422,485

Brookline Bancorp, Inc.	86,900	736,912

EverBank Financial Corp.	47,977	753,239

Flushing Financial Corp.(S)	48,400	756,492

Provident New York Bancorp(S)	118,000	1,085,600

Rockville Financial, Inc.	78,700	1,026,248

United Financial Bancorp, Inc.	59,100	902,457

Walker & Dunlop, Inc.(NON)	61,022	1,157,587

		8,664,701
Trading companies and distributors (0.7%)

DXP Enterprises, Inc.(NON)	6,411	378,698

Rush Enterprises, Inc. Class A(NON)(S)	39,100	1,004,870

		1,383,568
Transportation infrastructure (0.5%)

Aegean Marine Petroleum Network, Inc. (Greece)	99,879	970,824

		970,824

Total common stocks (cost $150,959,120)		$174,619,811

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value

American Capital, Ltd.(NON)	92,500	$1,233,025

Hercules Technology Growth Capital, Inc.	79,578	1,066,345

New Mountain Finance Corp.(S)	44,217	673,425

Total investment Companies (cost $2,891,570)		$2,972,795

SHORT-TERM INVESTMENTS (23.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	35,207,593	$ 35,207,593

Putnam Short Term Investment Fund 0.01%(AFF)	10,080,631	10,080,631

Total short-term investments (cost $45,288,224)		$45,288,224

TOTAL INVESTMENTS

Total investments (cost $199,138,914)(b)		$222,880,830

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $190,269,638.
(b)	The aggregate identified cost on a tax basis is $199,562,524, resulting in gross unrealized appreciation and depreciation of $34,368,050 and $11,049,744, respectively, or net unrealized appreciation of $23,318,306.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,526,411	$15,427,298	$13,873,078	$1,491	$10,080,631
*	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $33,810,235. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $35,207,593, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$17,790,742	$—	$—
Consumer staples	3,751,556	—	—
Energy	12,250,181	—	—
Financials	58,333,201	—	—
Health care	11,936,603	—	—
Industrials	24,232,212	—	—
Information technology	24,398,819	262,158	—
Materials	14,057,045	—	—
Telecommunication services	776,950	—	—
Utilities	6,830,344	—	—
Total common stocks	174,357,653	262,158	—
Investment companies	2,972,795	—	—
Short-term investments	10,080,631	35,207,593	—

Totals by level	$187,411,079	$35,469,751	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013